Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	December 31,	December 31,
	2016	2015

Software	$702,666	$752,101
Land use rights	1,857,410	1,988,087

Total	2,560,076	2,740,188
Less: Accumulated amortization	(771,898)	(637,681)

Intangible assets, net	$1,788,178	$2,102,507